SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivables – current	$ 2,345,843	$ 4,186,536
Less: allowance for expected credit loss	(503,160)	(189,069)
Accounts receivables – current, net	1,842,683	3,997,467
Accounts receivables – non-current	1,836,167
Less: allowance for expected credit loss	(313,104)
Accounts receivables – non-current, net	$ 1,523,063